FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2013

(unaudited)

	Shares	Value (A)
Common Stocks — 98.8%
Consumer Discretionary — 11.0%
Bed Bath & Beyond Inc. (B)	120,200	$9,298,672
Comcast Corp. (Class A)	452,300	20,421,345
Consumer Discretionary SPDR Fund	202,900	12,301,827
Dollar General Corp. (B)	271,400	15,323,244
Lowe’s Companies, Inc.	550,000	26,185,500
Marriott International Inc. (Class A)	300,000	12,618,000
McDonald’s Corp.	180,000	17,317,800
Target Corp.	135,800	8,688,484
Walt Disney Co.	377,600	24,351,424

		146,506,296

Consumer Staples — 9.5%
Bunge Ltd.	100,000	7,591,000
Coca-Cola Co.	300,000	11,364,000
CVS/Caremark Corp.	314,000	17,819,500
Diageo plc ADR	59,400	7,548,552
General Mills Inc.	252,400	12,095,008
PepsiCo, Inc. (F)	263,500	20,948,250
Philip Morris International Inc.	262,800	22,755,852
Procter & Gamble Co.	175,000	13,228,250
Unilever plc ADR	325,000	12,538,500

		125,888,912

Energy — 10.4%
Anadarko Petroleum Corp.	105,400	9,801,146
Chevron Corp. (E)	235,000	28,552,500
EOG Resources, Inc.	68,600	11,612,608
Exxon Mobil Corp. (F)	105,000	9,034,200
Halliburton Co.	147,801	7,116,618
Petroleum & Resources Corp. (C)	2,186,774	59,174,104
Schlumberger Ltd. (E)	138,300	12,220,188

		137,511,364

Financials — 16.0%
ACE Ltd. (B)	233,000	21,799,480
Allstate Corp.	355,000	17,945,250
Bank of New York Mellon Corp.	323,775	9,774,767
Berkshire Hathaway Inc. (Class B) (B)	65,200	7,400,852
Capital One Financial Corp.	245,000	16,841,300
Citigroup Inc.	590,000	28,620,900
Fifth Third Bancorp	665,000	11,996,600
iShares US Real Estate ETF	409,522	26,111,123
JPMorgan Chase & Co.	600,000	31,014,000
MetLife Inc.	273,000	12,817,350
Wells Fargo & Co.	670,000	27,684,400

		212,006,022

Health Care — 13.5%
Aetna Inc.	205,000	13,124,100
Allergan, Inc.	128,000	11,577,600
Biogen IDEC Inc. (B)	30,000	7,222,800
Celgene Corp. (B)	120,000	18,471,600
Covidien plc	120,000	7,312,800
Express Scripts Holding Co. (B)	255,000	15,753,900
Gilead Sciences, Inc. (B)	414,000	26,015,760
McKesson Corp.	116,000	14,882,800
Merck & Co., Inc.	500,000	23,805,000
Pfizer Inc.	1,090,000	31,293,900
Zimmer Holdings, Inc.	115,000	9,446,100

		178,906,360

Industrials — 11.2%
Boeing Co.	210,000	24,675,000
Caterpillar Inc.	120,000	10,004,400
Eaton Corporation plc	205,000	14,112,200
Emerson Electric Co.	160,000	10,352,000
FedEx Corp.	86,000	9,813,460
General Electric Co.	1,144,000	27,330,160
Honeywell International Inc.	295,000	24,496,800
Masco Corp.	365,000	7,767,200
United Technologies Corp.	184,500	19,892,790

		148,444,010

Information Technology — 17.6%
Analog Devices, Inc.	136,100	6,403,505
Apple Inc. (F)	98,300	46,864,525
Automatic Data Processing, Inc.	200,000	14,476,000
Cisco Systems, Inc.	700,000	16,394,000
eBay Inc. (B)	226,000	12,608,540
Google Inc. (Class A) (B)	25,500	22,335,705
Intel Corp.	665,000	15,241,800
International Business Machines Corp.	110,800	20,517,944
MasterCard, Inc. (Class A)	23,000	15,473,940
Microsoft Corp.	618,800	20,612,228
NetApp, Inc.	161,700	6,891,654
Oracle Corp.	526,000	17,447,420
QUALCOMM Inc.	151,400	10,198,304
Seagate Technology plc	199,000	8,704,260

		234,169,825

Materials — 3.0%
CF Industries Holdings, Inc.	38,531	8,123,491
Eastman Chemical Co.	85,000	6,621,500
LyondellBasell Industries N.V. (Class A)	238,000	17,428,740
Praxair, Inc.	67,500	8,114,175

		40,287,906

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2013

(unaudited)

	Principal/ Shares	Value (A)
Telecom Services — 2.6%
AT&T Corp.	584,000	$19,750,880
Verizon Communications Inc.	315,000	14,697,900

		34,448,780

Utilities — 2.4%
NiSource Inc.	236,000	7,290,040
Pinnacle West Capital Corp.	115,000	6,295,100
Utilities Select Sector SPDR Fund	515,000	19,235,250

		32,820,390

S&P 500 Index — 1.6%
SPDR S&P ETF Trust	125,000	21,012,500

Total Common Stocks (Cost $1,040,692,076)		1,312,002,365

Short-Term Investments — 1.0%
Money Market Account — 1.0%
M&T Bank, 0.15%	$13,321,378	13,321,378

Money Market Funds — 0.0%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.08% (D)	100,000	100,000
RBC U.S. Government Money Market (InstitutionalClass I), 0.01% (D)	10,000	10,000
Vanguard Federal Money Market, 0.01% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.04% (D)	10,000	10,000

		130,000

Total Short-Term Investments (Cost $13,451,378)		13,451,378

Total Investments — 99.8% (Cost $1,054,143,454)		1,325,453,743
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.2%		2,241,716

Net Assets — 100.0%		$1,327,695,459

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $3,738,850.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $2,350,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2013

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
235	Chevron Corp.	$140	Dec 13	$2,585
100	Schlumberger Ltd.	90	Nov 13	21,300

335				23,885

COLLATERALIZED PUTS
235	Chevron Corp.	100	Dec 13	11,750

	Total Option Liability (Unrealized Loss of $2,885 on $32,750 Premiums Received)			$35,635

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Fund) is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Fund's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at September 30, 2013 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$1,312,002,365	$--	$--	$1,312,002,365
Short-term investments	13,451,378	--	--	13,451,378

Total investments	$1,325,453,743	$--	$--	$1,325,453,743

Written options	($35,635)	$--	$--	($35,635)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2013.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2013 was $1,056,659,947 and net unrealized appreciation aggregated $268,793,796, of which the related gross unrealized appreciation and depreciation were $283,828,039 and $15,034,243, respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2013, the Fund had no outstanding securities on loan. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 18, 2013

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 18, 2013